Share-Based Compensation (Schedule of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	$ 42,188	$ 37,935	$ 25,355
Income tax benefit	9,685	8,832	5,630
Net share-based compensation expense	32,503	29,103	19,725
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	2,726	3,337	2,328
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	6,650	7,632	4,167
Selling and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	8,290	10,412	6,123
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	$ 24,522	$ 16,554	$ 12,737